Consolidated statement of other comprehensive income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net profit for the year	S/ 1,307,461	S/ 1,079,276	S/ 1,678,114
Other comprehensive income that will not be reclassified to the consolidated statement of income in subsequent periods:
Gains (losses) on valuation of equity instruments at fair value through other comprehensive income	3,048	16,220	(21,924)
Income tax	(1,595)	(157)	218
Total gain (loss) unrealized that will not be reclassified to the consolidated statement of income	1,453	16,063	(21,706)
Other comprehensive income to be reclassified to the consolidated statement of income in subsequent periods:
Net movement of debt instruments at fair value through other comprehensive income	286,738	1,134,509	(1,833,856)
Income tax	(3,595)	(3,645)	8,250
Other Comprehensive Income Net Of Tax Financial Assets Measured At Fair Value Through Other Comprehensive Income	283,143	1,130,864	(1,825,606)
Insurance reserves at fair value	(61,389)	(970,191)	1,714,334
Net movement of cash flow hedges	(18,605)	(29,112)	(62,954)
Income tax	1,402	6,336	8,670
Total	(17,203)	(22,776)	(54,284)
Translation of foreign operations	11,747	(21,970)	(50,165)
Total gain (loss) unrealized to be reclassified to the consolidated statement of income in subsequent periods	216,298	115,927	(215,721)
Other comprehensive income for the year	217,751	131,990	(237,427)
Total comprehensive income for the year, net of income tax	1,525,212	1,211,266	1,440,687
Attributable to:
IFS's shareholders	1,516,304	1,202,789	1,432,395
Non-controlling interest	8,908	8,477	8,292
Total comprehensive income for the year, net of income tax	S/ 1,525,212	S/ 1,211,266	S/ 1,440,687